Restricted cash and other non-current assets - Summary of Restricted Cash and Other Non-current Assets (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Restricted cash
Lease deposits and guarantees	€ 48	€ 54
Other	1	1
Other non-current assets	29	14
Restricted cash and other non-current assets	€ 78	€ 69